SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and equipment (Details)	12 Months Ended
Dec. 31, 2018
Land rights
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives of property and equipment	50 years
Other telecommunication peripherals
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives of property and equipment	5 years
Minimum | Buildings
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives of property and equipment	15 years
Minimum | Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives of property and equipment	2 years
Minimum | Switching equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives of property and equipment	3 years
Minimum | Telegraph, telex and data communication equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives of property and equipment	5 years
Minimum | Transmission installation and equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives of property and equipment	3 years
Minimum | Satellite, earth station and equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives of property and equipment	3 years
Minimum | Cable network
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives of property and equipment	5 years
Minimum | Power supply
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives of property and equipment	3 years
Minimum | Data processing equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives of property and equipment	3 years
Minimum | Office equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives of property and equipment	2 years
Minimum | Vehicles
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives of property and equipment	4 years
Minimum | CPE assets
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives of property and equipment	4 years
Minimum | Other equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives of property and equipment	2 years
Maximum | Buildings
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives of property and equipment	40 years
Maximum | Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives of property and equipment	15 years
Maximum | Switching equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives of property and equipment	15 years
Maximum | Telegraph, telex and data communication equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives of property and equipment	15 years
Maximum | Transmission installation and equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives of property and equipment	25 years
Maximum | Satellite, earth station and equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives of property and equipment	20 years
Maximum | Cable network
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives of property and equipment	25 years
Maximum | Power supply
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives of property and equipment	20 years
Maximum | Data processing equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives of property and equipment	20 years
Maximum | Office equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives of property and equipment	5 years
Maximum | Vehicles
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives of property and equipment	8 years
Maximum | CPE assets
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives of property and equipment	5 years
Maximum | Other equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives of property and equipment	5 years